Group Accounting Policies - IFRS 9 (Details) € in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Application of new accounting standards
Borrowings	$ 30,781		$ 20,380	$ 18,227
0.875% Non-callable bond due 2021
Application of new accounting standards
Borrowings | €		€ 750
USD LIBOR
Application of new accounting standards
Notional amount	1,439
Three month USD LIBOR
Application of new accounting standards
Borrowings	$ 4,000